As filed with the Securities and Exchange Commission on November 9, 2017

1933 Act Registration No. 033-87762

1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 85	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 86	☒

HC Capital Trust

(Exact Name of Registrant as Specified in Charter)

Five Tower Bridge, 300 Barr Harbor, 5th Floor

West Conshohocken, PA 19428-2970

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

610-828-7200

Copies of communications to:

Michael P. O’Hare, Partner Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	(With Copy To): Marguerite C. Bateman, Partner Schiff Hardin LLP 901 K Street NW Suite 700 Washington, DC 20001
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On November 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	On (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and Commonwealth of Pennsylvania on the 9th day of November, 2017.

HC Capital Trust

*
Jonathan J. Hirtle
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	Trustee	November 9, 2017
Laura Anne Corsell

*	Trustee	November 9, 2017
Jarrett Burt Kling

*	Trustee	November 9, 2017
Harvey Magarick

*	Trustee	November 9, 2017
R. Richard Williams

*	Trustee	November 9, 2017
Richard W. Wortham, III

*By:	// Colette Bergman
Colette Bergman
As Attorney-in-fact and Treasurer
November 9, 2017

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase